American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2045 Portfolio
April 30, 2026

One Choice Blend+ 2045 Portfolio - Schedule of Investments
APRIL 30, 2026 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.4%
Avantis U.S. Equity Fund G Class	1,111,262	25,559,021
Avantis U.S. Small Cap Value Fund G Class	141,195	2,888,858
Focused Dynamic Growth Fund G Class	224,987	19,612,078
Focused Large Cap Value Fund G Class	1,848,669	20,390,819
Growth Fund G Class	32,139	1,977,188
Heritage Fund G Class	184,583	4,895,154
Mid Cap Value Fund G Class	304,046	4,825,210
Small Cap Growth Fund G Class	106,642	2,811,081
		82,959,409
International Equity Funds — 28.5%
Avantis Emerging Markets Equity Fund G Class	266,374	4,547,009
Avantis International Equity Fund G Class	1,047,363	17,689,963
Emerging Markets Fund G Class	294,004	5,536,097
Focused International Growth Fund G Class	323,030	6,376,620
Global Real Estate Fund G Class	261,958	3,892,701
International Small-Mid Cap Fund G Class	199,641	2,615,302
International Value Fund G Class	60,976	742,073
Non-U.S. Intrinsic Value Fund G Class	511,239	5,454,925
		46,854,690
Domestic Fixed Income Funds — 15.0%
Avantis Core Fixed Income Fund G Class	2,173,053	18,253,645
High Income Fund G Class	531,239	4,621,778
Inflation-Adjusted Bond Fund G Class	160,306	1,720,079
		24,595,502
International Fixed Income Funds — 5.1%
Emerging Markets Debt Fund G Class	268,466	2,534,318
Global Bond Fund G Class	666,180	5,809,094
		8,343,412
Money Market Funds — 1.0%
U.S. Government Money Market Fund G Class	1,702,842	1,702,842
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $141,837,837)		164,455,855
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$164,455,855

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2026 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$22,907	$5,405	$5,739	$2,986	$25,559	1,111	$476	$544
Avantis U.S. Small Cap Value Fund	2,004	676	278	487	2,889	141	16	154
Focused Dynamic Growth Fund	14,154	6,325	2,167	1,300	19,612	225	69	993
Focused Large Cap Value Fund	15,027	7,027	2,036	373	20,391	1,849	(9)	1,870
Growth Fund	945	1,115	12	(71)	1,977	32	—	184
Heritage Fund	3,653	1,980	28	(710)	4,895	185	—	575
Mid Cap Value Fund	3,601	1,448	177	(47)	4,825	304	—	506
Small Cap Growth Fund	2,014	749	102	150	2,811	107	4	139
Avantis Emerging Markets Equity Fund	3,084	900	245	808	4,547	266	15	130
Avantis International Equity Fund	8,300	8,714	1,587	2,263	17,690	1,047	37	479
Emerging Markets Fund	3,967	975	907	1,501	5,536	294	106	96
Focused International Growth Fund	4,623	1,712	112	154	6,377	323	3	54
Global Real Estate Fund	2,786	842	123	388	3,893	262	1	123
International Small-Mid Cap Fund	1,910	526	125	304	2,615	200	8	65
International Value Fund	377	286	4	83	742	61	—	49
Non-U.S. Intrinsic Value Fund	4,256	1,638	573	134	5,455	511	23	516
Avantis Core Fixed Income Fund	13,387	7,085	2,193	(25)	18,254	2,173	(16)	521
High Income Fund	3,378	1,598	333	(21)	4,622	531	(6)	216
Inflation-Adjusted Bond Fund	1,218	540	56	18	1,720	160	(1)	33
Emerging Markets Debt Fund	1,805	728	49	50	2,534	268	(1)	110
Global Bond Fund	4,937	2,059	1,128	(59)	5,809	666	(2)	211
U.S. Government Money Market Fund	—	1,761	58	—	1,703	1,703	—	24
	$118,333	$54,089	$18,032	$10,066	$164,456	12,419	$723	$7,592
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.